RELATED PARTY TRANSACTIONS	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]
NOTE 3: RELATED PARTY TRANSACTIONS

Dr. Carr Bettis, Executive Chairman and Chairman of Board of Directors

As of September 30, 2016 and December 31, 2015, the Company owed Dr. Bettis $5,992 and $72,944 in accrued salary, respectively. In addition, AudioEye sub-leases an office for the Company’s CEO Todd Bankofier from Verus Analytics, Inc, a company in which Dr. Bettis has a controlling interest in. The sub-lease amount is $500 per month totaling $1,500 and $4,500 in three and nine months ended September 30, 2016.

Sean Bradley, President, Chief Technology Officer, and Secretary

As of September 30, 2016 and December 31, 2015, the Company owed Sean Bradley $8,752 and $6,250 in accrued salary, respectively.

David Moradi, a Material Shareholder, on a fully diluted basis

As of December 31, 2015 the Company owed David Moradi $70,000 in principal and $4,280 in accrued interest. During the nine months ended September 30, 2016, Mr. Moradi was paid in full. As of September 30, 2016, Mr. Moradi is no longer considered a material shareholder.

In summary, as of September 30, 2016 and December 31, 2015 the total balances of related party payables were $14,744 and $153,474, respectively.

NOTE 6: RELATED PARTY TRANSACTIONS

Dr. Carr Bettis, Executive Chairman and Chairman of Board of Directors

As of December 31, 2015, the Company owed Dr. Bettis $72,944 in accrued salary. In addition, AudioEye sub-leases an office for the Company’s CEO Todd Bankofier from Verus Analytics, Inc, a company in which Dr. Bettis has a controlling interest in. The sub-lease amount is $500 per month totaling $1,000 in 2015. The amount of $1,000 in Rent Payable is included inside Accounts Payable within the Balance Sheet.

Sean Bradley, President, Chief Technology Officer, and Secretary

As of December 31, 2015 and 2014, the Company owed Sean Bradley $6,250 and -0- in accrued salary.

David Moradi, a Material Shareholder, on a fully diluted basis

As of December 31, 2015 the Company owed David Moradi $70,000 in principal and $4,280 in accrued interest.

Former officer James Crawford, former Chief Operating Officer, Treasurer and Director

During 2014, the Company awarded 53,036 warrants in lieu of cash compensation valued at $21,514.

Former Officer, Nathaniel Bradley, Founder, Former, CEO, Chief Innovation Officer, Treasurer and Director

As of December 31, 2012, the Company had an outstanding related party loan to Nathaniel Bradley totaling $10,000.

During the year ended December 31, 2013, the Company borrowed a total of $224,000, due on demand with a warrant to purchase 28,400 common shares, vesting immediately with a strike price of $0.40. The 28,400 common share warrant was valued at $6,901 on the date the note was granted using a closing price that day of $0.35 through $0.43, a strike price of $0.40, term of 5 years, volatility of 100%, dividends of 0% and a discount rate of 1.37% through 1.43%. The value of the of $6,901 is reflected as a discount which was then amortized to expense because the note is a demand note. In the same year, $199,000 of principal balance and $25,000 accrued salary was converted to 746,667 of the Company’s common stock along with a warrant to purchase 746,667 shares of the Company’s common stock. The warrant shall vest immediately with a strike price of $0.40 and expire in 2018. As of December 31, 2013, related party loans due to Nathaniel Bradley totaled $35,000.  This amount was repaid by the Company in 2014.

As of December 31, 2015 and 2014, the Company owed $-0- and $0 to Mr. Bradley.

Others

The Company holds 60,000 shares in Peartrack Security Systems, formerly Ecologic Transportation, as of December 31, 2014 resulting from the conversion of a $60,000 accounts receivable balance in 2014. Peartrack Security Systems is an entity whose Executive Chairman was former Company director, Edward Withrow III. In 2014, the Company invested $50,000 in Cannonball Red in return for 97,500 shares held as of December 31, 2014. Former CEO, Chief Innovation Officer and director Nathan Bradley had a material interest in Cannonball Red at the time of the transaction.

In summary, as of December 31, 2015 and 2014, the total balances of related party payable were $153,474 and $228,983 (see Note 8), respectively.

As of December 31, 2015 and 2014, there were outstanding receivables of $-0-, and $10,000 respectively, for services performed for related parties.

For the year ended December 31, 2015 and 2014, there were revenues earned of $-0- and $6,500, respectively, for services performed for related parties.  The related parties are family members of certain officers of the Company.